Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Less than 1 year [Member]
Statement [LineItems]
Details of investment securities
(1)	Details of short-term investment securities as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	Category	December 31, 2018		December 31, 2017
Beneficiary certificates	Available-for-sale financial assets	￦	—	144,386
	FVTPL		195,080	—

		￦	195,080	144,386

Later than one year [Member]
Statement [LineItems]
Details of investment securities
(2)	Details of long-term investment securities as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	Category	December 31, 2018		December 31, 2017
Equity instruments	Available-for-sale financial assets	￦	—	867,079
	FVOCI(*1, 2)		542,496	—

			542,496	867,079
Debt instruments	Available-for-sale financial assets		—	19,928
	FVOCI		2,147	—
	FVTPL(*2)		120,083	—

			122,230	19,928

		￦	664,726	887,007

(*1)	The Group designated ￦542,496 million of investments in equity instruments that are not held for trading as financial assets at FVOCI. During the year ended December 31, 2018, the Group disposed of 3,520,964 common shares issued by KB Financial Group Inc. in exchange for ￦179,569 million in cash.

(*2)	During the year ended December 31, 2018, the Group disposed 200,000 shares of the redeemable convertible preference shares issued by KRAFTON Co., Ltd. (formerly, Bluehole Inc.) in exchange for ￦130,000 million in cash, and recognized ￦58,000 million of gain on disposal. In addition, the Group acquired 460,000 of common shares by exercising the conversion right and recognized ￦138,000 million of financial asset at FVOCI.